Annual Total Returns[BarChart] - PROFUND VP ULTRAMID-CAP - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.65%)	32.49%	70.61%	15.34%	(9.15%)	37.91%	28.86%	(26.77%)	47.79%	5.22%